UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-22534

            Versus Capital Multi-Manager Real Estate Income Fund LLC
(Exact name of registrant as specified in charter)

5555 DTC Parkway, Suite 330

                Greenwood Villager, CO 80111
(Address of principal executive offices) (Zip code)

Mark D. Quam

c/o Versus Capital Advisors LLC

5555 DTC Parkway, Suite 330

                            Greenwood Villager, CO 80111
 (Name and address of agent for service)

COPY TO:

Alan Hoffman, Esq.

Winston & Strawn LLP

200 Park Avenue

New York, New York 10166-4193

Registrant's telephone number, including area code: (303) 895-3773

Date of fiscal year end: March 31

Date of reporting period: June 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – June 30, 2018 (Unaudited)

Shares		Value	Shares		Value
Private Investment Funds * - 77.0%				Diversified (continued)
	Diversified – 77.0%			Frasers Logistics & Industrial Trust, REIT
	AEW Core Property Trust (U.S.), Inc., REIT..............		780,980	(Singapore)...............................................................	$ 601,856
132,236	Class A Shares.......................................................	$ 133,254,406	7,702	Gecina SA, REIT (France)...........................................	1,288,898
47,116	Class B Shares.......................................................	47,478,860		Hispania Activos Inmobiliarios SOCIMI SA,
14,363,461	AEW Value Investors US LP........................................	14,426,207	71,677	REIT (Spain)............................................................	1,525,933
562,619	Barings Core Property Fund LP....................................	72,937,864	82,088	Inmobiliaria Colonial SA (Spain)................................	907,338
53,911	Barings European Core Property Fund........................	61,220,920	19,193	Interxion Holding NV***(Netherlands).....................	1,198,027
54,131,987	CBRE U.S. Core Partners REIT Operating LP...........	75,503,295	350,114	Irish Residential Properties PLC, REIT......................	564,232
141,504	Clarion Lion Properties Fund LLC...............................	208,133,578	50,520	Klepierre, REIT (France).............................................	1,902,664
75,888	Harrison Street Core Property Fund.............................	102,537,918	23,107	LEG Immobilien AG (Germany)...................................	2,511,707
128,080	Heitman America Real Estate LP.................................	157,028,104	107,903	Liberty Property Trust, REIT.........................................	4,783,340
60,153	Heitman Core Real Estate Debt Income Trust LP.......	61,736,672		Londonmetric Property, PLC, REIT
545	Invesco Core Real Estate USA.....................................	98,850,364	777,059	(United Kingdom).....................................................	1,897,217
	Invesco Real Estate Asia Fund (Cayman) Unit Trust		229,331	Merlin Properties Socimi SA, REIT (Spain)................	3,335,612
684,671	Class A Units.........................................................	87,645,384	181,400	Mitsubishi Estate Co., Ltd. (Japan).............................	3,173,660
	LaSalle Property Fund LP		165,900	Mitsui Fudosan Co., Ltd. (Japan)................................	4,006,834
77,759	Class A Shares.........................................................	125,778,165	2,016,000	New World Development Co., Ltd. (Hong Kong).....	2,836,831
29,628	Class B Shares.........................................................	47,924,427	2,188,225	Propertylink Group (Australia)....................................	1,716,560
51,445	Mesa Core Lending Fund LP Class A .........................	54,670,403	164,865	Segro, PLC, REIT (United Kingdom).........................	1,456,483
34,445	Met Life Commercial Mortgage Income Fund............	35,218,466	1,466	Sekisui House Reit, Inc. (Japan)..................................	961,311
1,660,292	RREEF America Reit II, LP.........................................	202,323,148	498,000	SOHO China, Ltd. (Cayman Islands)..........................	236,762
7,985	Trumbull Property Fund, LP.........................................	88,792,318	44,459	Spirit MTA REIT..........................................................	457,928
6,978	Trumbull Property Income Fund, LP	86,010,526	426,512	Spirit Realty Capital, Inc., REIT.................................	3,424,891
—	US Government Building, LP**...................................	58,151,549	45,209	TLG Immobilien AG (Germany).................................	1,205,841
	Total Private Investment Funds................................	1,819,622,574	74,320	UNITE Group, PLC, REIT (United Kingdom)..........	844,501
	(Cost $1,708,041,860)		38,450	Vornado Realty Trust, REIT........................................	2,842,224
			59,241	Weyerhaeuser Co., REIT.............................................	2,159,927
Common Stocks – 11.9%			56,432	Wihlborgs Fastigheter AB (Sweden)...........................	652,984
	Apartments/Single Family Residential – 1.6%				93,881,635
117,725	American Homes 4 Rent, REIT Class A shares........	2,611,140
	Apartment Investment & Management Co.,			Health Care – 0.7%
106,031	REIT Class A shares............................................	4,507,107	160,400	HCP, Inc., REIT............................................................	4,141,528
56,683	AvalonBay Communities, Inc., REIT..........................	9,743,241		Healthcare Trust of America, Inc., REIT
61,350	Equity Residential, REIT..............................................	3,907,382	41,158	Class A shares............................................................	1,109,620
16,863	Essex Property Trust, Inc., REIT.................................	4,031,437	126,921	Physicians Realty Trust, REIT.....................................	2,023,121
390,656	Independence Realty Trust, Inc., REIT.......................	4,027,663		Primary Health Properties, PLC, REIT
254,564	Invitation Homes, Inc., REIT.......................................	5,870,246	233,595	(United Kingdom).....................................................	359,462
703	Japan Rental Housing Investments, Inc., REIT (Japan)	565,753	62,912	Senior Housing Properties Trust, REIT	1,138,078
41,900	UDR, Inc., REIT............................................................	1,572,926	53,525	Ventas, Inc., REIT........................................................	3,048,249
		36,836,896	59,216	Welltower, Inc., REIT..................................................	3,712,251
	Diversified – 4.0%				15,532,309
35,122	ADO Properties SA (Luxembourg)..............................	1,909,683		Hotels – 0.7%
4,996	Altarea SCA, REIT (France)........................................	1,187,287	34,750	Apple Hospitality REIT, Inc........................................	621,330
356,529	Arena, REIT (Australia)................................................	567,276	131,400	Extended Stay America, Inc........................................	2,839,554
260,155	Aroundtown SA (Luxembourg)....................................	2,137,299	1,602,200	Far East Hospitality Trust, REIT (Singapore)............	746,713
252,717	Atrium European Real Estate, Ltd. (Jersey)................	1,145,078	14,633	Hilton Worldwide Holdings, Inc.................................	1,158,348
1,069,200	Capitaland Retail China Trust, REIT (Singapore)......	1,192,796	97	Hoshino Resorts REIT, Inc. (Japan)............................	503,771
453,300	Capitaland, Ltd..............................................................	1,051,323	171,450	Host Hotels & Resorts, Inc., REIT..............................	3,612,452
65,955	Castellum AB (Sweden)................................................	1,068,844	21,800	Hyatt Hotels Corp.........................................................	1,681,870
227,766	Charter Hall Group, REIT (Australia)..........................	1,099,000	3,151	Japan Hotel REIT Investment Corp. (Japan)..............	2,362,218
21,875	Coresite Realty Corp., REIT.........................................	2,424,188	80,466	Park Hotels & Resorts, Inc., REIT..............................	2,464,674
2,226,981	Cromwell Property Group, REIT (Australia)..............	1,845,847	10,600	Pebblebrook Hotel Trust, REIT...................................	411,280
44,451	Crown Castle International Corp., REIT......................	4,792,707	44,231	Sunstone Hotel Investors, Inc., REIT..........................	735,119
60,085	Deutsche Wohnen SE (Germany).................................	2,904,928			17,137,329
185,410	Dexus, REIT (Australia)...............................................	1,332,335
30,725	Digital Realty Trust, Inc., REIT...................................	3,428,296		Mortgages – 0.0%
	Dream Industrial Real Estate Investment Trust		45,626	CYS Investments, Inc., REIT......................................	342,195
273,600	(Canada)...................................................................	2,147,759
207,069	Echo Investment SA .....................................................	232,187		Office Properties – 1.2%
	Empiric Student Property, PLC, REIT		48,032	Alexandria Real Estate Equities, Inc., REIT..............	6,060,197
181,886	(United Kingdom)....................................................	212,679	24,025	Boston Properties, Inc., REIT......................................	3,013,216
54,208	Entra ASA (Norway).....................................................	740,136	63,525	Brandywine Realty Trust, REIT...............................	1,072,302
55,703	EPR Properties, REIT....................................................	3,608,997	795,000	Champion REIT (Hong Kong)...................................	527,933
22,838	Equinix, Inc., REIT........................................................	9,817,828	242,841	City Office REIT, Inc................................................	3,115,650
71,706	Fabege AB (Sweden).....................................................	855,661	110	Daiwa Office Investment Corp., REIT (Japan).......	631,893
16,203	Fonciere Des Regions, REIT (France).........................	1,685,940	52,550	Douglas Emmett, Inc., REIT....................................	2,111,459
			103,080	Hudson Pacific Properties, Inc., REIT.....................	3,652,124

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – June 30, 2018 (Unaudited) (continued)

Shares		Value	Shares		Value
	Office Properties – (continued)		Preferred Stock – 1.2%
30,875	JBG Smith Properties, REIT....................................	$ 1,126,011		Apartments/Single Family Residential – 0.2%
45,900	Kilroy Realty Corp., REIT.......................................	3,471,876		American Homes 4 Rent, REIT
3,187	MCUBS MidCity Investment Corp., REIT (Japan)	2,386,328	80,421	Series D, 6.50%.................................................	2,038,672
11,575	SL Green Realty Corp., REIT..................................	1,163,635	55,475	Series E, 6.35%..................................................	1,394,087
		28,332,624		Apartment Investment & Management Co., REIT,
	Real Estate Operaation/Development – 0.1%		60,425	Series A, 6.88%...............................................	1,549,901
261,212	Essential Properties Realty Trust, Inc.....................	3,536,810		Mid-America Apartment Communities, Inc.,
549,300	PropNex Ltd..............................................................	-	1,975	REIT, Series I 8.50%......................................	127,368
		3,536,810			5,110,028

	Regional Malls – 1.0%			Diversified – 0.0%
321,900	Frasers Centrepoint Trust, REIT (Singapore).........	522,128	6,525	PS Business Parks, Inc., REIT, Series U, 5.75%.	164,626
65,750	GGP, Inc., REIT.......................................................	1,343,273	4,100	Vornado Realty Trust, REIT, Series K, 5.70%....	104,140
49,550	Macerich Co., The, REIT.........................................	2,815,927			268,766
74,566	Simon Property Group, Inc., REIT.........................	12,690,388
150,755	Tanger Factory Outlet Centers, Inc., REIT............	3,541,235		Health Care – 0.0%
40,665	Taubman Centers, Inc., REIT..................................	2,389,475	3,650	Senior Housing Properties Trust, REIT 6.25%....	93,878
		23,302,426
	Residential – 0.2%
458,900	APAC Realty, Ltd. (Singapore)...............................	279,550		Hotels – 0.0%
3,021,700	Land & Houses PCL (Thailand)..............................	1,016,962	16,275	LaSalle Hotel Properties, REIT Series J, 6.30%.	402,806
38,720	Sun Communities, Inc., REIT.................................	3,789,914		Sunstone Hotel Investors, Inc., REIT,
		5,086,426	7,625	Series F, 6.45%...............................................	192,303
	Shopping Centers – 0.8%				595,109
258,145	Citycon OYJ (Finland).............................................	558,911
126,615	DDR Corp., REIT.....................................................	2,266,409		Office Properties – 0.2%
	Eurocommercial Properties NV, REIT			Highwoods Properties, Inc., Series A, REIT,
23,945	(Netherlands)......................................................	1,016,735	80	8.63%.................................................................	97,387
9,700	Federal Realty Investment Trust, REIT..................	1,227,535	111,456	SL Green Realty Corp., REIT, Series I, 6.50%...	2,813,149
530	Kenedix Retail REIT Corp. (Japan)........................	1,171,395	58,400	VEREIT, Inc., Series F, 6.70%.............................	1,467,008
101,075	Kimco Realty Corp., REIT......................................	1,717,264			4,377,544
413,000	Link REIT (Hong Kong)	3,771,726
483,105	Newriver REIT, PLC (United Kingdom)..............	1,721,458		Regional Malls – 0.4%
23,850	Regency Centers Corp., REIT.................................	1,480,608		CBL & Associates Properties Inc., REIT,
	Retail Properties of America, Inc., REIT		22,946	Series D, 7.38%................................................	441,711
38,575	Class A Shares....................................................	492,989	83,250	GGP, Inc., REIT, Series A, 6.38%.......................	1,998,000
1,247,329	Vicinity Centres, REIT (Australia).........................	2,390,792		Pennsylvania Real Estate Investment Trust, REIT
69,445	Weingarten Realty Investors, REIT	2,139,600	2,150	Series B, 7.38%................................................	50,418
		19,955,422	65,750	Series C, 7.20%................................................	1,497,785
				Taubman Centers Inc., REIT,
	Storage – 0.6%		114,750	Series J, 6.50%..................................................	2,891,700
120,834	CubeSmart, REIT.....................................................	3,893,271	46,100	Series K, 6.25%................................................	1,140,975
11,500	Extra Space Storage, Inc., REIT..............................	1,147,815			8,020,589
23,700	Life Storage, REIT...................................................	2,306,247
25,450	Public Storage, REIT...............................................	5,773,587		Shopping Centers – 0.3%
		13,120,920		DDR Corp., REIT,
			35,525	Series A, 6.38%................................................	873,915
	Warehouse / Industrial – 1.0%		111,975	Series J, 6.50%..................................................	2,685,161
407,800	AIMS AMP Capital Industrial, REIT, (Singapore)	413,038	3,000	Series K, 6.25%................................................	68,580
262,420	Goodman Group, REIT (Australia).........................	1,868,242		Kimco Realty Corp., REIT,
	Industrial & Infrastructure Fund		6,900	Series J, 5.50%..................................................	163,806
703	Investment Corp., REIT (Japan).......................	783,545	14,150	Series K, 5.63%................................................	338,185
79,751	Industrial Logistics Properties Trust, REIT............	1,782,435	27,111	Saul Centers, Inc., REIT, Series C, 6.88%...........	676,419
	Macquarie Mexico Real Estate Management SA			Urstadt Biddle Properties, Inc., REIT,
1,082,140	de CV, REIT (Mexico)......................................	1,073,408	22,850	Series G, 6.75%................................................	575,592
	PLA Administradora Industrial S de RL de CV,		68,625	Series H, 6.25%................................................	1,713,566
487,670	REIT (Mexico)...................................................	665,443			7,095,223
191,247	Prologis, Inc., REIT..................................................	12,563,015
	Safestore Holdings, PLC, REIT (United			Storage – 0.1%
172,779	Kingdom).........................................................	1,252,997		National Storage Affiliates Trust, REIT,
32,746	STAG Industrial, Inc., REIT....................................	891,674	44,375	Series A, 6.00%.......................................................	1,090,959
	WPT Industrial Real Estate Investment Trust			Public Storage, REIT,
201,756	(Canada)..............................................................	2,794,018	52,425	Series V, 5.38%.......................................................	1,311,149
		24,087,815	9,125	Series X, 5.20%.......................................................	229,129
	Total Common Stocks	281,152,807	11,925	Series Y, 6.38%.......................................................	311,362
	(Cost $269,787,527)				2,942,599

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – June 30, 2018 (Unaudited) (continued)

Shares		Value	Par		Value
	Warehouse / Industrial – 0.0%			BENCHMARK Mortgage Trust,..................................
	Rexford Industrial Realty, Inc., REIT,		$ 12,667,000	1.12%, 1/15/2051 Ser 2018-B1, Class XE........	$ 1,173,677
2,400	Series A, 5.88%.......................................................	$ 58,224	5,000,000	3.00%, 1/15/2051 Ser 2018-B1, Class E...........	3,129,467
23,175	Series B, 5.88%.......................................................	579,723	3,500,000	3.67%, 1/15/2051 Ser 2018-B1, Class A5.........	3,499,744
		637,947	5,000,000	3.88%, 2/15/2051 Ser 2018-B2, Class A5.........	5,073,331
	Total Preferred Stock...............................................	29,141,684	3,680,000	1.50%, 4/10/2051 Ser 2018-B3, Class XD........	420,718
	(Cost $30,036,122)		2,000,000	3.06%, 4/10/2051 Ser 2018-B3, Class D...........	1,668,122
				CGMS Commercial Mortgage Trust,...........................
Par			2,000,000	3.00%, 8/15/2050 Ser 2017-B1, Class D...........	1,532,414
Corporate Debt – 0.9%				Citigroup Commercial Mortgage Trust,......................
	Health Care – 0.2%		2,500,000	3.23%, 9/15/2048 Ser 2015-P1, Class D...........	2,137,565
$ 910,000	HCP, Inc., REIT 4.25%, 11/15/2023...........................	916,439	3,000,000	4.47%, 10/15/2049 Ser 2016-P5, Class E..........	2,171,645
	Senior Housing Properties Trust, REIT,		49,942,314	0.92%, 3/15/2051 Ser 2018-B2, Class XA........	2,817,351
3,104,000	6.75%, 4/15/2020...................................................	3,217,019		Comm Mortgage Trust,.................................................
330,000	6.75%, 12/15/2021.................................................	353,720	2,932,500	5.18%, 3/10/2047 Ser 2014-UBS2, Class D.....	2,524,600
		4,487,178	2,600,000	4.96%, 5/10/2047 Ser 2014-CR17, Class D......	2,312,123
			1,500,000	3.50%, 9/10/2047 Ser 2014-UBS5, Class D.....	1,203,991
	Office Properties – 0.5%		1,950,000	3.69%, 10/10/2047 Ser 2014-LC17, Class D....	1,550,755
	Alexandria Real Estate Equities, Inc., REIT,		2,000,000	3.80%, 10/10/2048 Ser 2015-LC23, Class D....	1,759,299
1,117,000	3.90%, 6/15/2023.....................................................	1,121,503		GS Mortgage Securities Trust,
	Corporate Office Properties LP, REIT,		2,000,000	4.92%, 8/10/2046 Ser 2013-GC14, Class F......	1,567,262
3,817,000	3.60%, 5/15/2023.....................................................	3,697,820	3,500,000	5.13%, 4/10/2047 Ser 2014-GC20, Class D......	2,895,213
1,079,000	5.25%, 2/15/2024.....................................................	1,117,869	1,750,000	3.58%, 6/10/2047 Ser 2014-GC22, Class E......	1,156,075
	Government Properties Income Trust, REIT,			JP Morgan Chase Commercial Mortgage
3,666,000	4.00%, 7/15/2022.....................................................	3,625,976		Securities Trust,
458,000	Highwoods Realty LP, REIT, 3.63%, 1/15/2023........	450,082	1,433,000	3.74%, 12/15/2046 Ser 2013-C16, Class E.......	1,083,069
	Piedmont Operating Partnership LP, REIT,			JPMBB Commercial Mortgage Securities Trust,
51,000	3.40%, 6/1/2023.......................................................	49,147	1,425,000	4.66%, 4/15/2047 Ser 2014-C19, Class D.........	1,263,175
	Qualitytech LP / QTS Finance Corp.,			Morgan Stanley Bank of America Merrill Lynch
248,000	4.75%, 11/15/2025...................................................	233,356		Trust,
1,995,000	Select Income, REIT, 4.15%, 2/1/2022.......................	1,982,670	2,153,000	4.13%, 5/15/2046 Ser 2013-C9, Class D...........	2,016,509
	SL Green Realty Corp., REIT,		1,250,000	4.91%, 6/15/2047 Ser 2014-C16, Class D........	1,112,275
320,000	4.50%, 12/1/2022.....................................................	325,381	3,576,000	4.41%, 10/15/2048 Ser 2015-C26, Class E......	2,531,016
		12,603,804	4,012,000	3.30%, 11/15/2052 Ser 2017-C34, Class E......	2,378,113
				SG Commercial Mortgage Securities Trust,
	Regional Malls – 0.1%		13,753,798	2.17%, 10/10/2048 Ser 2016-C5, Class XA......	1,498,234
	CBL & Associates LP, REIT			UBS-Barclays Commercial Mortgage Trust,
369,000	5.25%, 12/1/2023................................................	321,394	24,457,972	1.79%, 12/10/2045 Ser 2012-C4, Class XA......	1,386,694
881,000	4.60%, 10/15/2024..............................................	724,503	2,000,000	5.21%, 8/10/2049 Ser 2012-C3, Class D...........	1,936,043
		1,045,897		WFRBS Commercial Mortgage Trust,
			2,650,000	3.99%, 5/15/2047 Series 2014-C20, Class D....	2,111,872
	Shopping Centers – 0.1%				65,501,511
	DDR Corp., REIT,			Total Commercial Mortgage Backed Securities	65,501,511
267,000	4.63%, 7/15/2022..............................................	274,044		(Cost $64,513,061)
	Kimco Realty Corp., REIT,		Shares
212,000	3.13%, 6/1/2023................................................	203,849	Short-Term Investment – 5.2%
	Retail Opportunity Investments Partnership LP,			Morgan Stanley Institutional Liquidity Fund-
	REIT,		123,630,861	Treasury Securities Portfolio..............................	123,630,861
16,000	5.00%, 12/15/2023............................................	16,119		(Cost $123,630,861)
	Retail Properties of America, Inc., REIT,
1,676,000	4.00%, 3/15/2025..............................................	1,573,600		Total Investments – 99.0%....................................	2,339,253,928
		2,067,612		(Cost $2,216,739,202)
	Total Corporate Debt..............................................	20,204,491
	(Cost $20,729,771)			Other Assets Net of Liabilities – 1.0% ..........	23,170,083
				Net Assets – 100.0%...............................................	$2,362,424,011
Par
Commercial Mortgage Backed Securities – 2.8%			*	Non-Tradable Securities
	Banc of America Commercial Mortgage Trust,		**	Partnership is not designated in units. The Fund owns approx. 2.9%
2,375,000	3.25%, 2/1/2050 Ser 2017-BNK3, Class D.......	1,924,385	***	Non-income producing security
	BANK,...........................................................................
8,575,000	1.42%, 11/15/2054 Ser 2017-BNK9, Class XD	935,272		Portfolio Abbreviations:
2,000,000	2.80%, 11/15/2054 Ser 2017-BNK9, Class D...	1,542,538		LP – Limited Partnership
5,000,000	3.37%, 11/15/2054 Ser 2017-BNK9, Class E...	3,184,404		PLC – Public Limited Company
3,000,000	4.26%, 6/15/2060 Ser 2017-BNK5, Class E.....	2,004,560		REIT – Real Estate Investment Trust

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – June 30, 2018 (Unaudited) (continued)

% of Net
Industry	Assets
Diversified................................................................	81.0%
Short-Term Investments..........................................	5.2%
Commercial Mortgage Backed Securities..............	2.8%
Office Properties......................................................	1.9%
Apartments/Single Family Residential...................	1.8%
Regional Malls.........................................................	1.5%
Shopping Centers.....................................................	1.2%
Warehouse/Industrial	1.0%
Health Care...............................................................	0.9%
Hotels........................................................................	0.7%
Storage......................................................................	0.7%
Residential................................................................	0.2%
Real Estate Operation/Development	0.1%
Mortgages.................................................................	0.0%
Other Assets Net of Liabilities................................	1.0%
Total..........................................................................	100.0%

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Notes to Portfolio of Investments

For the Period Ended June 30, 2018 (Unaudited)

Securities Valuation - Consistent with Section 2(a)(41) of the 1940 Act, the Funds price their securities as follows: Investments in securities that are listed on the New York Stock Exchange (the “NYSE”) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price.  Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price as reflected on the tape at the close of the exchange representing the principal market for such securities. If, after the close of a foreign market, but prior to the NYSE close, market conditions change significantly, certain foreign securities may be valued pursuant to procedures established by the Board of Directors (the “Board”).

Debt securities are valued at their bid prices by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations.  Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost, plus or minus any amortized discount or premium which approximates fair value.

Securities for which market prices are unavailable, or securities for which the Adviser determines that the bid and/or ask price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Board. Circumstances in which market prices may be unavailable include, but are not limited to, trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate.  These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing NAV.

As a general matter, the Fund records the fair value of its interests in certain investment funds based on the NAV provided by the Investment Managers and their agents.  These fair value calculations will involve significant professional judgment by the Investment Managers in the application of both observable and unobservable attributes, the calculated net asset values of the Investment Funds' assets may differ from their actual realizable value or future fair value. Valuations will be provided to the Fund based on the interim unaudited financial records of Investment Funds, and, therefore, will be estimates subject to adjustment (upward or downward) upon the auditing of such financial records and may fluctuate as a result. Furthermore, the Board and the Adviser may not have the ability to assess the accuracy of these valuations.

The Fund's use of fair value pricing may cause the NAV of the Shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•      Level 1  –    unadjusted quoted prices in active markets for identical securities

•      Level 2  –    prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•     Level 3  –    significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Notes to Portfolio of Investments

For the Period Ended June 30, 2017 (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. It is the Fund's policy to recognize transfers in and out of the levels at the value at the (end or beginning) of the period. For the period ended June 30, 2018, there were no transfers between levels. A summary of inputs used to value the Fund’s investments as of June 30, 2018 is as follows:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	06/30/2017	Price	Inputs	Inputs
Common Stocks *............................................	$ 281,152,807	$ 281,152,807	$ – .	$ – .
Preferred Stocks *............................................	29,141,684	29,141,684	– .	– .
Corporate Debt *.............................................	20,204,491	– .	20,204,491	– .
Commercial Mortgage Backed Securities *..	65,501,511	– .	65,501,511	– .
Short-Term Investments..................................	123,630,861	123,630,861	– .	– .
Subtotal............................................................	$ 519,631,354	$ 433,925,352	$ 85,706,002	$ – .
Private Investment Funds*..............................	$ 1,819,622,574
Total	$ 2,339,253,928

* See Portfolio of Investments for industry breakout.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. There were no transfers between categories during the period ended June 30, 2018.

Foreign Currency - Foreign currencies, investments and other assets and liabilities, if any, are translated into U.S. dollars at the exchange rates at 4:00 p.m. U.S. ET (Eastern Time). Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses).

Restricted Securities - Securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. Each of the following securities can suspend redemptions if its respective Board deems it in the best interest of its shareholders.  None of these securities have suspended redemptions.  This and other important information are described in the Fund's Prospectus dated January 26, 2018.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Notes to Portfolio of Investments

For the Period Ended June 30, 2018 (Unaudited) (continued)

As of June 30, 2018, the Fund invested in the following restricted securities:

					Unfunded
	Acquisition		Cost	Value	Commitments	% of Net	Redemption
Security (a)	Date (b)	Shares	($1,000s)	($1,000s)	($1,000s)	Assets	Notice (c)
AEW Core Property Trust (U.S.), Inc.,
Class A Shares	7/2/2013	132,236	$ 124,788	$ 133,254	$ — .	5.6%	45 Days
Class B Shares	7/2/2013	47,116	44,462	47,479	—	2.0%	45 Days
AEW Value Investors, US		14,363,461	14,363	14,426	10,637	0.6%	45 Days
Barings Core Property Fund LP	9/30/2013	562,619	66,625	72,938	—	3.1%	30 Days
Barings European Core Property Fund		53,911	60,516	61,221	10,000	2.6%
CBRE U.S. Core Partners REIT
Operating LP		54,131,987	75,000	75,503	—	3.2%
Clarion Lion Properties Fund LLC	7/1/2013	141,504	186,180	208,134	25,000	8.8%	90 Days
Harrison Street Core Property Fund	8/13/2014	75,888	98,000	102,538	15,000	4.3%	45 Days
Heitman America Real Estate LP	12/2/2014	128,080	145,257	157,028	54,743	6.7%	90 Days
Heitman Core Real Estate Debt
Income Trust LP		60,153	61,306	61,737	48,694	2.6%
Invesco Core Real Estate USA	12/31/2013	545	89,500	98,850	10,000	4.2%	45 Days
Invesco Real Estate Asia Fund (Cayman)
Unit Trust - Class A Units (d)	9/30/2014	684,671	85,000	87,645	12,500	3.7%	45 Days
LaSalle Property Fund LP,
Class A Shares	8/31/2015	77,759	118,069	125,778	30,444	5.3%	45 Days
Class B Shares	8/31/2015	29,628	44,987	47,925	—	2.0%	45 Days
Mesa Core Lending Fund LP,
Class A Shares	7/15/2015	51,445	54,169	54,670	25,831	2.3%	30 Days
Met Life Commercial Mortgage
Income Fund (d)	10/1/2015	34,445	35,000	35,219	15,000	1.5%	90 Days
RREEF America Reit II, LP	9/30/2013	1,660,292	185,820	202,323	8,500	8.6%	45 Days
Trumbull Property Fund, LP	9/30/2013	7,985	85,000	88,792	—	3.8%	60 Days
Trumbull Property Income Fund, LP	4/1/2016	6,978	82,500	86,011	25,000	3.6%	60 Days
US Government Building, LP	5/1/2014	(d)	51,500	58,152	41,500	2.5%	60 Days
Total			$ 1,708,042	1,819,623	$ 332,849	77.0%

(a)   The investment funds are open-ended Investment Funds organized to serve as a collective investment vehicle through which eligible investors may invest in a professionally managed real estate portfolio of equity and debt investments consisting of multi-family, industrial, retail and office properties in targeted metropolitan areas primarily within the continental United States. The principal investment objective of the Investment Funds is to generate attractive, predictable investment returns from a target portfolio of low-risk equity investments in income-producing real estate while maximizing the total return to shareholders through cash dividends and appreciation in the value of shares.

(b)   Represents initial acquisition date as shares are purchased at various dates through the current period.

(c)   The investment funds provide for a quarterly redemption subject to the notice period listed.

(d)   Partnership is not designated in units. The Fund owns approximately 2.9% at June 30, 2018.

(e)   Shares are subject to an initial lockup period ending December 31, 2020.

Item 2. Controls and Procedures.

(a)   The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Versus Capital Multi-Manager Real Estate Income Fund LLC

By (Signature and Title)         /s/ Mark D. Quam
                                                Mark D. Quam, Chief Executive Officer

                                                (principal executive officer)

Date    8/29/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Mark D. Quam
                                                Mark D. Quam, Chief Executive Officer

                                                (principal executive officer)

Date    8/29/2018

By (Signature and Title)         /s/ John Gordon
                                                John Gordon, Chief Financial Officer

                                                (principal financial officer)

Date    8/29/2018